Summary of significant accounting policies - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2019 CNY (¥)
Summary of significant accounting policies
Net operating loss	¥ 702,006,000	$ 101,781	¥ 517,848,000	¥ 268,376,000
Net cash outflows from operating activities	460,197,000	66,722	524,144,000	300,897,000
Net assets	548,356,000		1,210,052,000		$ 79,504
Net current assets	¥ 319,085,000		982,085,000
Closing foreign exchange rate	6.8972
Right-of-use assets	¥ 38,884,000		52,074,000	59,706,000	5,638	¥ 43,182,000
Total shareholders' equity	548,356,000		1,210,052,000	1,692,545,000	$ 79,504	¥ (1,778,331,000)
Loss for the year	¥ (810,630,000)	$ (117,530)	(502,598,000)	(3,069,043,000)
Minimum
Summary of significant accounting policies
Lessee lease term	2 years	2 years
Maximum
Summary of significant accounting policies
Lessee lease term	7 years	7 years
Computer software | Minimum
Summary of significant accounting policies
Finite lived intangible assets estimated useful lives	5 years	5 years
Computer software | Maximum
Summary of significant accounting policies
Finite lived intangible assets estimated useful lives	10 years	10 years
Other intangible assets
Summary of significant accounting policies
Finite lived intangible assets estimated useful lives	4 years	4 years
Variable Interest Entity
Summary of significant accounting policies
Net cash outflows from operating activities	¥ 227,234,000	$ 32,947	405,910,000	196,594,000
Loss for the year	¥ (550,429,000)	$ (79,805)	¥ (425,411,000)	¥ (236,102,000)
Variable Interest Entity | Equity Pledge Agreement
Summary of significant accounting policies
Percentage of equity interest pledged	100.00%				100.00%
Variable Interest Entity | Exclusive Business Co-operation Agreement
Summary of significant accounting policies
Percentage of net profits eligible in respect of fees	100.00%	100.00%